Servicing of Residential Loans - Summary of Activity in Carrying Value of Servicing Rights (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Asset at Amortized Cost [Line Items]
Balance at beginning of the period	$ 162,659	$ 173,776	$ 205,042	$ 242,712	$ 173,776	$ 242,712	$ 242,712	$ 250,329	$ 0
Reclassifications				(26,382)			(26,382)
Acquisition/Purchases				36			36	26,550
Amortization	(10,188)	(11,117)	(11,209)	(11,324)	(21,305)	(22,533)	(42,583)	(50,461)	(28,623)
Other							(7)
Impairment							0	0	0
Balance at end of period	152,471	162,659	193,833	205,042	152,471	193,833	173,776	242,712	250,329
Green Tree Acquisition [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases									278,952
Reverse Mortgage Solutions, Inc. [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases								15,916
Security One Lending [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases								378
Forward Loans [Member]
Servicing Asset at Amortized Cost [Line Items]
Balance at beginning of the period	151,415	161,782	190,439	227,191	161,782	227,191	227,191	250,329	0
Reclassifications				(26,382)			(26,382)
Acquisition/Purchases				36			36	26,550
Amortization	(9,495)	(10,367)	(10,334)	(10,406)			(39,057)	(49,755)	(28,623)
Other							(6)
Impairment							0	0	0
Balance at end of period	141,920	151,415	180,105	190,439	141,920	180,105	161,782	227,191	250,329
Forward Loans [Member] | Green Tree Acquisition [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases									278,952
Forward Loans [Member] | Reverse Mortgage Solutions, Inc. [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases								0
Forward Loans [Member] | Security One Lending [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases								67
Reverse Loans [Member]
Servicing Asset at Amortized Cost [Line Items]
Balance at beginning of the period	11,244	11,994	14,603	15,521	11,994	15,521	15,521	0	0
Reclassifications				0			0
Acquisition/Purchases				0			0	0
Amortization	(693)	(750)	(875)	(918)			(3,526)	(706)	0
Other							(1)
Impairment							0	0	0
Balance at end of period	10,551	11,244	13,728	14,603	10,551	13,728	11,994	15,521	0
Reverse Loans [Member] | Green Tree Acquisition [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases									0
Reverse Loans [Member] | Reverse Mortgage Solutions, Inc. [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases								15,916
Reverse Loans [Member] | Security One Lending [Member]
Servicing Asset at Amortized Cost [Line Items]
Acquisition/Purchases								$ 311